Right-of-use assets and lease liabilities (Details) - Schedule of right-of-use assets and lease liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets and lease liabilities (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
Cost Beginning
Cost Ending	594,436
Accumulated depreciation Beginning
Accumulated depreciation Ending	(29,722)
Net Book Value Beginning
Net Book Value Ending	564,714
Additions	594,436
Disposals
Charge for the year	(29,722)
Disposals
Office Building [Member]
Right-of-use assets and lease liabilities (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
Cost Beginning
Cost Ending	594,436
Accumulated depreciation Beginning
Accumulated depreciation Ending	(29,722)
Net Book Value Beginning
Net Book Value Ending	564,714
Additions	594,436
Disposals
Charge for the year	(29,722)
Disposals